File Nos.   333-95729
                                                                       811-05618
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   (X)
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No. 8                                (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           (X)
            Amendment  No.   127                                           (X)

                       (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -----------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------------
        (Name  of  Depositor)


     5701 Golden Hills Drive,  Minneapolis,  MN                         55416
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)


Depositor's  Telephone  Number,  including  Area  Code    (763)  765-2913

     Name  and  Address  of  Agent  for  Service
     -------------------------------------------
          Stewart D. Gregg
          Allianz  Life  Insurance  Company  of  North  America
          5701 Golden Hills Drive
          Minneapolis,  MN    55416
          (763) 765-2913

It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date) pursuant  to  paragraph (b) of Rule 485
     __X__  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Deferred Variable Annuity Contracts




                    SUPPLEMENT DATED _______________________
                              TO THE PROSPECTUS OF

                      USALLIANZ REWARDS(R) VARIABLE ANNUITY
                            DATED SEPTEMBER 27, 2002

                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT B


The Enhanced Guaranteed Minimum Income Benefit (GMIB), which became available to new Contract Owners on September 27, 2002 (subject to state approval), will also be available to existing Contract Owners (subject to state approval), upon notification from Allianz Life. Once notification is received, existing Contract Owners will have 60 days to elect the optional Enhanced GMIB.

If the new option is elected, the mortality and expense risk charge will be increased as set forth in the fee table and Section 5 - Expenses, of the prospectus. If the new option is elected, the 5% Annual Increase Amount and maximum anniversary value will initially be equal to the Contract Value as of the date your signed election form, endorsing your Contract, is received at our Service Center.

See the prospectus for further information on this new benefit.

THE PROSPECTUS IS REVISED AS FOLLOWS:

On page 22 in the section entitled "A. 5% Annual Increase Amount" the second paragraph is revised as follows:

         For existing Contract Owners electing the benefit after issue: the 5% Annual Increase Amount is initially equal to your Contract Value as of the date your signed election form, endorsing your Contract, is received at our Service Center.

On page 22 in the section entitled "B. Maximum Anniversary Value" the second paragraph is revised as follows:

         For existing Contract Owners electing the benefit after issue: the maximum anniversary value is initially equal to your Contract Value as of the date your signed election form, endorsing your Contract, is received at our Service Center.

On Page 48 in the section entitled "Example for the Enhanced GMIB", the second line of Example 1 is revised as follows:

         Purchase Payment made on January 1, 2003                 $100,000



            THIS SUPPLEMENT SHOULD BE ATTACHED TO THE PROSPECTUS AND
                         RETAINED FOR FUTURE REFERENCE.


                                                                    PRO-001-0103



PARTS A, B, and C were filed in Registrant's Post-Effective Amendment No. 5 to Form N-4 on June 21, 2002 and are incorporated herein by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 11th day of October, 2002.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART GREGG
                                     --------------------------------
                                          Stewart Gregg
                                          Senior Counsel


                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By: /S/ STEWART GREGG
                                      ------------------------------
                                           Stewart Gregg
                                           Senior Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title


Robert W. MacDonald*       Chairman of the Board                     10/11/2002
Robert W. MacDonald

Mark A. Zesbaugh*          Director and Chief Executive Officer      10/11/2002
Mark A. Zesbaugh

Michael P. Sullivan*       Director                                  10/11/2002
Michael P. Sullivan

Dr. Gerhard Rupprecht*     Director                                  10/11/2002
Dr. Gerhard Rupprecht

Rev. Dennis J. Dease*      Director                                  10/11/2002
Rev. Dennis J. Dease

James R. Campbell*         Director                                  10/11/2002
James R. Campbell

Robert M. Kimmitt*         Director                                  10/11/2002
Robert M. Kimmitt

Michael Diekmann*          Director                                  10/11/2002
Michael Diekmann

Paul M Saffert*            Director                                  10/11/2002
Paul M Saffert

Gabby Matzdorff*           Sr. Vice President and                    10/11/2002
Gabby Matzdorff            Chief Financial Officer

Charles Kavitsky*          President and                             10/11/2002
Charles Kavitsky           Chief Marketing Officer

Denise Blizil*             Sr. Vice President and                    10/11/2002
Denise Blizil              Chief Administrative Officer


                                    *By    Power  of  Attorney


                                     By: /S/ STEWART GREGG
                                         --------------------
                                         Stewart Gregg
                                         Attorney-in-Fact